Stockholders' Equity (Deficit) - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stock Options Outstanding, Beginning	3,835,366	3,846,299
Stock Options, Granted	1,762,495	126,567
Stock Options, Expired		(137,500)
Stock Options Outstanding, Ending	5,597,861	3,835,366
Weighted Average Exercisable Price, Stock Options Outstanding, Beginning	$ 1.34	$ 1.36
Weighted Average Exercisable Price, Stock Options Outstanding, Granted	1.75	1.15
Weighted Average Exercisable Price, Stock Options Outstanding, Expired		1.75
Weighted Average Exercisable Price, Stock Options Outstanding, Ending	$ 1.47	$ 1.34
Weighted Average Remaining Life, Stock Options Outstanding, Beginning	6 years 7 days	7 years 2 months 12 days
Weighted Average Remaining Life, Stock Options Outstanding, Granted	9 years 5 months 20 days	9 years 2 months 12 days
Weighted Average Remaining Life, Stock Options Outstanding, Ending	6 years 8 months 26 days	6 years 7 days